Discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations
Net sales	€ 21,852	€ 23,315	€ 22,563
Cost of sales	(13,659)	(15,051)	(14,251)
Gross profit	8,193	8,264	8,312
Research and development expenses	(4,087)	(4,532)	(4,777)
Selling, general and administrative expenses	(2,898)	(3,219)	(3,549)
Operating profit/(loss)	885	485	(59)
Profit/(loss) before tax	743	156	(360)
(Loss)/profit for the year from discontinued operations	(3)	(7)	214
Discontinued operations
Discontinued operations
Selling, general and administrative expenses	(2)	(6)	(9)
Other income and expenses	2	(1)	17
Operating profit/(loss)		(7)	8
Financial income and expenses	(4)	(5)	81
Profit/(loss) before tax	(4)	(12)	89
Income tax benefit/(expense)	1	(1)	125
(Loss)/profit for the year, ordinary activities(1)	(3)	(13)	214
Gain (loss) on the sale, net of tax		6
(Loss)/profit for the year from discontinued operations	€ (3)	(7)	€ 214
D&S Business
Discontinued operations
Gain (loss) on the sale, net of tax		7
HERE Business
Discontinued operations
Gain (loss) on the sale, net of tax		€ (1)